UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03737

Fidelity Advisor Series IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Limited Term Government Fund Fidelity® Limited Term Government Fund : FFXSX

This semi-annual shareholder report contains information about Fidelity® Limited Term Government Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Government Fund	$ 15	0.30%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$159,676,648
Number of Holdings	226
Portfolio Turnover	113%
What did the Fund invest in?
(as of May 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	0.1
2 - 2.99%	4.6
3 - 3.99%	67.8
4 - 4.99%	24.9
5 - 5.99%	0.6
6 - 6.99%	2.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 78.5
CMOs and Other Mortgage Related Securities - 15.3
U.S. Government Agency Obligations - 3.2
U.S. Government Agency - Mortgage Securities - 3.1
Options - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	77.5
Freddie Mac Multifamily Structured pass-thru certificates	11.2
Federal Farm Credit Banks Funding Corp	3.2
Freddie Mac Gold Pool	2.5
Fannie Mae Mortgage pass-thru certificates	1.7
Ginnie Mae II Pool	1.1
Fannie Mae Guaranteed REMIC	1.1
US Treasury Bonds	1.0
Ginnie Mae Mortgage pass-thru certificates	0.5
Ginnie Mae REMIC pass-thru certificates	0.1
99.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915902.102    662-TSRS-0726

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Limited Term Government Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Limited Term Government Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Collateralized Mortgage Obligations - 5.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.6%
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 4.7066% 8/25/2031 (b)(c)	6,419	6,478
Fannie Mae Guaranteed REMIC Series 2002-49 Class FB, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.356% 11/18/2031 (b)(c)	6,320	6,325
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 4/25/2032 (b)(c)	1,255	1,266
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.1766% 11/25/2032 (b)(c)	2,566	2,566
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 11/25/2032 (b)(c)	2,570	2,594
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	141,472	144,070
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	115,327	107,542
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	415,360	399,616
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	890,511	793,779
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	162,874	151,994
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2053 (b)(c)	103,964	104,792
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (b)(c)	160,993	161,989
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2054 (b)(c)	100,746	101,362
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (b)(c)	117,249	118,269
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2054 (b)(c)	141,435	142,613
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	104,794	105,539
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 4.6566% 6/25/2036 (b)(c)	90,108	91,029
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 4.6466% 3/25/2036 (b)(c)	68,409	69,271
Freddie Mac Gold Pool Series 2026-433 Class BA, 4% 4/25/2027	3,102,732	3,088,099
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	16,463	16,759
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	18,271	18,877
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2448 Class FT, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7573% 3/15/2032 (b)(c)	6,094	6,149
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1573% 11/15/2032 (b)(c)	6,565	6,560
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class FE, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.3573% 2/15/2032 (b)(c)	3,399	3,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 2/15/2033 (b)(c)	21,067	21,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1573% 3/15/2034 (b)(c)	24,538	24,462
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class ZG, 5.5% 5/15/2034	114,401	116,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	12,563	12,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	219,905	184,899
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	102,925	91,623
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	87,254	79,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	66,154	60,239
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	340,568	311,471
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	307,870	299,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	139,800	133,515
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	137,206	130,391
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	177,069	170,574
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	261,544	262,898
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	63,309	63,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2054 (b)(c)	154,043	155,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	164,234	165,383
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0752% 8/20/2060 (b)(c)(g)	67,306	67,030
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1552% 12/20/2060 (b)(c)(g)	33,949	33,695
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 12/20/2060 (b)(c)(g)	24,678	24,655
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 2/20/2061 (b)(c)(g)	30,999	30,970
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2652% 2/20/2061 (b)(c)(g)	31,710	31,673
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 4/20/2061 (b)(c)(g)	22,514	22,496
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(g)	29,794	29,763
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(g)	20,961	20,941
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3052% 6/20/2061 (b)(c)(g)	23,826	23,815
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 10/20/2061 (b)(c)(g)	25,625	25,640
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 11/20/2061 (b)(c)(g)	24,547	24,584
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 1/20/2062 (b)(c)(g)	14,064	14,095
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 1/20/2062 (b)(c)(g)	32,811	32,843
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 3/20/2062 (b)(c)(g)	21,303	21,321
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4252% 5/20/2061 (b)(c)(g)	89	90
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0552% 5/20/2063 (b)(c)(g)	869	867
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9752% 4/20/2063 (b)(c)(g)	1,292	1,286
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(g)	9,740	9,509
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.29% 5/20/2066 (b)(c)(g)	36,079	36,104
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1752% 12/20/2062 (b)(c)(g)	1,401	1,400
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	21,447	19,696
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.14% 8/20/2066 (b)(c)(g)	41,233	41,182
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (g)	321,661	315,688
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2171% 7/20/2037 (b)(c)	18,786	18,847
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.1971% 1/20/2038 (b)(c)	5,057	5,069
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 4.5771% 8/20/2038 (b)(c)	37,645	38,256
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 4.6171% 9/20/2038 (b)(c)	28,919	29,432
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 4.3395% 11/16/2039 (b)(c)	27,572	27,730
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.2695% 12/16/2039 (b)(c)	14,719	14,776
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	48,684	48,166
TOTAL UNITED STATES		8,945,344
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,728,803)		8,945,344

Commercial Mortgage Securities - 9.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.7%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	617,842	615,716
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	1,108,070	1,103,163
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (b)	257,690	256,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	499,785	497,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	4,602,491	4,581,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A2, 3.413% 12/25/2026	393,514	391,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	394,396	392,447
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	900,000	892,721
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	200,000	197,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	300,000	296,663
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	536,454	534,835
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	2,960,297	2,944,461
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1992% 4/25/2029 (b)(c)	1,197,248	1,196,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 6/25/2030 (b)(c)	600,000	599,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	900,000	900,282
TOTAL UNITED STATES		15,400,484
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $15,397,178)		15,400,484

U.S. Government Agency - Mortgage Securities - 3.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.9%
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.095% 10/1/2035 (b)(c)	2,010	2,056
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	628	645
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	392	400
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	265	272
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (b)(c)	3,499	3,603
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5657%, 5.831% 2/1/2044 (b)(c)	5,185	5,369
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.705% 4/1/2044 (b)(c)	3,778	3,911
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.848% 1/1/2044 (b)(c)	4,983	5,164
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5803%, 5.769% 2/1/2044 (b)(c)	1,314	1,361
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6342%, 5.877% 4/1/2044 (b)(c)	6,328	6,567
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.099% 11/1/2036 (b)(c)	2,570	2,647
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.053% 3/1/2033 (b)(c)	1,447	1,481
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.076% 5/1/2036 (b)(c)	484	500
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6916%, 5.974% 2/1/2037 (b)(c)	9,012	9,313
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.095% 7/1/2035 (b)(c)	438	451
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	10,786	11,263
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (b)(c)	5,000	5,222
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.003% 4/1/2036 (b)(c)	7,062	7,307
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 5.714% 8/1/2035 (b)(c)	3,906	4,000
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.1343%, 6.147% 7/1/2036 (b)(c)	3,438	3,522
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	550	567
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	830	854
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.585% 12/1/2032 (b)(c)	24,460	25,118
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	20,463	20,156
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	153,417	143,523
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	19,618	17,409
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	57,658	53,436
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	218,989	209,072
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	197,981	189,139
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	238,105	227,321
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	121,968	120,381
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (d)	78,011	77,766
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (b)(c)	296	302
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.704% 12/1/2034 (b)(c)	841	860
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (b)(c)	750	768
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.545%, 5.545% 4/1/2033 (b)(c)	8,995	9,172
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (b)(c)	644	658
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	453	464
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	5,834	6,005
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	11,423	11,804
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	8,134	8,396
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	15,694	16,175
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	25,263	26,077
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (d)	234,117	242,759
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	180,269	186,867
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	139,026	144,604
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	179,635	186,266
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	10,368	10,688
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	1,981	2,057
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	18,422	19,136
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	5,690	5,910
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,297	1,348
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,269	2,357
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	16,851	17,504
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	13,303	13,818
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	3,217	3,342
Freddie Mac Gold Pool 3% 10/1/2049	5,754	5,086
Freddie Mac Gold Pool 3% 3/1/2050	10,386	9,181
Freddie Mac Gold Pool 3% 3/1/2052	101,970	89,658
Freddie Mac Gold Pool 3% 4/1/2050	10,476	9,261
Freddie Mac Gold Pool 3.5% 7/1/2032	59,319	58,128
Freddie Mac Gold Pool 5% 9/1/2035	332	334
Freddie Mac Gold Pool 5.5% 9/1/2052 (d)	336,138	341,788
Freddie Mac Gold Pool 6% 12/1/2052	108,214	112,242
Freddie Mac Gold Pool 6.5% 10/1/2053 (e)	138,764	145,952
Freddie Mac Gold Pool 6.5% 10/1/2053 (e)	135,203	142,419
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.434% 9/1/2041 (b)(c)	11,321	11,787
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.38% 10/1/2041 (b)(c)	25,615	26,745
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9451%, 6.493% 10/1/2042 (b)(c)	5,464	5,716
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	60	61
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	3,266	3,393
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.805% 6/1/2033 (b)(c)	6,587	6,728
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 5.73% 4/1/2034 (b)(c)	14,667	15,067
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.548% 7/1/2035 (b)(c)	5,690	5,881
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.74% 10/1/2036 (b)(c)	4,264	4,367
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2035 (b)(c)	7,167	7,331
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.993%, 6.093% 10/1/2035 (b)(c)	5,367	5,518
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.01% 5/1/2037 (b)(c)	1,273	1,319
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(g)	100	99
Ginnie Mae I Pool 6% 6/15/2036	76,496	79,088
Ginnie Mae II Pool 3.5% 2/20/2050	7,035	6,451
Ginnie Mae II Pool 6% 6/1/2056 (f)	1,800,000	1,833,708
Ginnie Mae II Pool 6% 7/1/2056 (f)	1,200,000	1,221,816
TOTAL UNITED STATES		6,226,257
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,259,713)		6,226,257

U.S. Government Agency Obligations - 3.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.2%
Financials - 3.2%
Financial Services - 3.2%
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 6/12/2028 (b)(c)	2,480,000	2,479,958
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.165%, 3.785% 1/19/2029 (b)(c)	2,660,000	2,659,933

TOTAL UNITED STATES		5,139,891
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,140,000)		5,139,891

U.S. Treasury Obligations - 78.5%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.85	30,000	28,772
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.92	260,000	245,456
US Treasury Bonds 4.625% 2/15/2055	4.74 to 4.83	370,000	348,976
US Treasury Bonds 4.75% 2/15/2056	4.88 to 5.13	120,000	115,650
US Treasury Bonds 5% 5/15/2045	4.55	40,000	40,161
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.60 to 2.67	523,235	486,936
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.72	285,292	265,629
US Treasury Notes 3.5% 1/15/2029	3.66	3,920,000	3,867,172
US Treasury Notes 3.5% 10/31/2027	3.58	6,550,000	6,507,783
US Treasury Notes 3.5% 2/15/2029	3.47 to 3.60	25,710,000	25,350,462
US Treasury Notes 3.5% 3/15/2029	3.67 to 3.87	19,730,000	19,447,923
US Treasury Notes 3.5% 9/30/2029	3.56 to 4.30	11,130,000	10,930,443
US Treasury Notes 3.625% 5/31/2028	4.00	2,400,000	2,382,281
US Treasury Notes 3.625% 8/31/2029	3.70	474,000	467,519
US Treasury Notes 3.75% 2/28/2033	3.89 to 3.92	1,590,000	1,541,865
US Treasury Notes 3.875% 11/30/2027	3.74 to 3.99	4,110,000	4,103,418
US Treasury Notes 3.875% 12/31/2027	3.49 to 4.03	9,969,000	9,951,866
US Treasury Notes 3.875% 12/31/2032	3.95	270,000	264,040
US Treasury Notes 3.875% 4/15/2029	3.77 to 3.94	2,820,000	2,806,561
US Treasury Notes 3.875% 5/15/2029	4.02 to 4.13	5,210,000	5,185,171
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	380,000	377,758
US Treasury Notes 4% 10/31/2029	3.89 to 3.94	2,320,000	2,313,928
US Treasury Notes 4% 11/15/2035	4.38	110,000	106,390
US Treasury Notes 4% 2/29/2028	4.17 to 4.20	3,140,000	3,140,245
US Treasury Notes 4% 5/31/2030	3.96 to 3.97	880,000	876,563
US Treasury Notes 4% 7/31/2029	3.67 to 3.83	780,000	778,480
US Treasury Notes 4.125% 10/31/2029	4.08	1,180,000	1,181,429
US Treasury Notes 4.125% 2/15/2036	3.97 to 4.62	2,240,000	2,185,050
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	830,000	826,498
US Treasury Notes 4.125% 4/30/2033	4.24 to 4.49	780,000	772,688
US Treasury Notes 4.25% 3/31/2033	4.13 to 4.14	1,110,000	1,108,266
US Treasury Notes 4.25% 6/30/2029	3.97 to 4.12	5,430,000	5,459,462
US Treasury Notes 4.75% 2/15/2045	4.89 to 4.95	960,000	934,763
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.84	10,612,000	10,813,877
TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,815,823)			125,213,481

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $331,835)	3.67	331,770	331,836

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.4%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.54% and receive a annually floating rate based on US SOFR Index, expiring April 2029	4/2027	3,100,000	31,634
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/2030	490,000	15,746
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.57% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	5,000,000	49,482
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	590,000	35,277
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	440,000	10,525
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	650,000	39,573
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	580,000	34,881
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	1,870,000	105,917
Option on an interest rate swap with Citibank NA to receive annually a floating rate based on the US SOFR Index and pay annually a fixed rate of 3.694%, expiring December 2033	12/2028	4,300,000	138,954
Option on an interest rate swap with Goldman Sachs Bank USA to pay a annually fixed rate of 3.436% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	12,700,000	88,903
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.395% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	15,710,000	113,560
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.4725% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	3,000,000	20,459

TOTAL PURCHASED SWAPTIONS (Cost $643,163)			684,911

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $162,316,515)	161,942,204
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(2,265,556)
NET ASSETS - 100.0%	159,676,648

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 6% 6/1/2056	(1,200,000)	(1,222,472)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,222,472)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,220,625)		(1,222,472)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041 (Cost $(61,400))	5/2031	1,000,000	(59,133)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	4	9/2026	439,563	(60)
CBOT 2Y US Treasury Notes Contracts (United States)	146	9/2026	30,167,250	35,917
CBOT 5Y US Treasury Notes Contracts (United States)	69	9/2026	7,401,867	29,530
CBOT US Treasury Ultra Bond Contracts (United States)	1	9/2026	114,563	748
TOTAL LONG				66,135

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(3)	Annual	3%	Annual	LCH	6/2028	13,669,000	228,370	(101,529)	126,841
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	6/2036	2,180,000	(52,541)	38,087	(14,454)
TOTAL INTEREST RATE SWAPS							175,829	(63,442)	112,387

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $334,689.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $240,235.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,160,100	32,212,309	44,040,799	100,611	226	-	331,836	331,770	0.0%
Fidelity Securities Lending Cash Central Fund	-	10,869,126	10,869,111	357	(15)	-	-	-	0.0%
Total	12,160,100	43,081,435	54,909,910	100,968	211	-	331,836

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Collateralized Mortgage Obligations	8,945,344	-	8,945,344	-

Commercial Mortgage Securities	15,400,484	-	15,400,484	-

U.S. Government Agency - Mortgage Securities	6,226,257	-	6,226,257	-

U.S. Government Agency Obligations
Financials	5,139,891	-	5,139,891	-

U.S. Treasury Obligations	125,213,481	-	125,213,481	-

Money Market Funds	331,836	331,836	-	-

Purchased Swaptions	684,911	-	684,911	-
Total Investments in Securities:	161,942,204	331,836	161,610,368	-
Derivative Instruments:

Assets
Futures Contracts	66,195	66,195	-	-
Swaps	228,370	-	228,370	-
Total Assets	294,565	66,195	228,370	-

Liabilities
Futures Contracts	(60)	(60)	-	-
Swaps	(52,541)	-	(52,541)	-
Written Swaptions	(59,133)	-	(59,133)	-
Total Liabilities	(111,734)	(60)	(111,674)	-
Total Derivative Instruments:	182,831	66,135	116,696	-
Other Financial Instruments:

TBA Sale Commitments	(1,222,472)	-	(1,222,472)	-
Total Other Financial Instruments:	(1,222,472)	-	(1,222,472)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	66,195	(60)
Purchased Swaptions (b)	684,911	-
Swaps (c)	228,370	(52,541)
Written Swaptions (d)	-	(59,133)
Total Interest Rate Risk	979,476	(111,734)
Total Value of Derivatives	979,476	(111,734)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(c)For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(d)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $161,984,680)	$161,610,368
Fidelity Central Funds (cost $331,835)	331,836

Total Investment in Securities (cost $162,316,515)		$161,942,204
Receivable for investments sold		935
Receivable for premium on written options		61,400
Receivable for TBA sale commitments		1,220,625
Receivable for fund shares sold		342,628
Interest receivable		1,273,706
Distributions receivable from Fidelity Central Funds		2,546
Receivable for variation margin on futures contracts		18,975
Other receivables		43
Total assets		164,863,062
Liabilities
Payable for investments purchased
Regular delivery	$643,163
Delayed delivery	3,053,516
TBA sale commitments, at value	1,222,472
Payable for fund shares redeemed	126,198
Distributions payable	40,077
Accrued management fee	26,662
Payable for daily variation margin on centrally cleared swaps	1,836
Written options, at value (premium receivable $61,400)	59,133
Other affiliated payables	13,331
Other payables and accrued expenses	26
Total liabilities		5,186,414
Net Assets		$159,676,648
Net Assets consist of:
Paid in capital		$179,965,183
Total accumulated earnings (loss)		(20,288,535)
Net Assets		$159,676,648
Net Asset Value, offering price and redemption price per share ($159,676,648 ÷ 16,503,520 shares)		$9.68
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Interest		$3,087,776
Income from Fidelity Central Funds (including $357 from security lending)		100,968
Total income		3,188,744
Expenses
Management fee	$164,335
Transfer agent fees	82,167
Independent trustees' fees and expenses	163
Total expenses before reductions	246,665
Expense reductions	(322)
Total expenses after reductions		246,343
Net Investment income (loss)		2,942,401
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(266,655)
Fidelity Central Funds	211
Futures contracts	(655,001)
Swaps	317,937
Total net realized gain (loss)		(603,508)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,444,478)
Futures contracts	(2,614)
Swaps	55,294
Written options	2,267
TBA sale commitments	3,414
Total change in net unrealized appreciation (depreciation)		(1,386,117)
Net gain (loss)		(1,989,625)
Net increase (decrease) in net assets resulting from operations		$952,776
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,942,401	$6,512,641
Net realized gain (loss)	(603,508)	1,077,899
Change in net unrealized appreciation (depreciation)	(1,386,117)	1,553,003
Net increase (decrease) in net assets resulting from operations	952,776	9,143,543
Distributions to shareholders	(2,863,937)	(6,232,779)

Share transactions
Proceeds from sales of shares	19,240,695	47,714,233
Reinvestment of distributions	2,617,584	5,724,799
Cost of shares redeemed	(28,254,066)	(85,294,367)

Net increase (decrease) in net assets resulting from share transactions	(6,395,787)	(31,855,335)
Total increase (decrease) in net assets	(8,306,948)	(28,944,571)

Net Assets
Beginning of period	167,983,596	196,928,167
End of period	$159,676,648	$167,983,596

Other Information
Shares
Sold	1,976,567	4,930,033
Issued in reinvestment of distributions	268,785	591,440
Redeemed	(2,903,476)	(8,821,187)
Net increase (decrease)	(658,124)	(3,299,714)

Financial Highlights
Fidelity® Limited Term Government Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.79	$9.62	$9.43	$9.40	$10.12	$10.33
Income from Investment Operations
Net investment income (loss) A,B	.174	.355	.285	.204	.077	.052
Net realized and unrealized gain (loss)	(.088)	.152	.167	.023	(.720)	(.179)
Total from investment operations	.086	.507	.452	.227	(.643)	(.127)
Distributions from net investment income	(.196)	(.337)	(.262)	(.197)	(.077)	(.049)
Distributions from net realized gain	-	-	-	-	-	(.034)
Total distributions	(.196)	(.337)	(.262)	(.197)	(.077)	(.083)
Net asset value, end of period	$9.68	$9.79	$9.62	$9.43	$9.40	$10.12
Total Return C,D	.61%	5.36%	4.85%	2.44%	(6.37)%	(1.24)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.30%	.30%	.35%	.45%	.45%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.35%	.45%	.45%
Expenses net of all reductions, if any	.30% G	.30%	.30%	.35%	.45%	.45%
Net investment income (loss)	3.59% G	3.66%	2.98%	2.16%	.79%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$159,677	$167,984	$196,928	$241,804	$289,516	$386,808
Portfolio turnover rate H	113 % G	48%	75%	149%	132%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Limited Term Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards, and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,293,307
Gross unrealized depreciation	(1,026,021)
Net unrealized appreciation (depreciation)	$267,286
Tax cost	$161,917,303

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,679,880)
Long-term	(12,874,035)
Total capital loss carryforward	$(20,553,915)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Limited Term Government Fund
Interest Rate Risk
Futures Contracts	(655,001)	(2,614)
Purchased Options	(92,250)	154,908
Written Options	-	2,267
Swaps	317,937	55,294
Total Interest Rate Risk	(429,314)	209,855
Totals	(429,314)	209,855

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Limited Term Government Fund	46,589,358

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Limited Term Government Fund	Purchased Swaptions	24,383,333

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Limited Term Government Fund	19,659,333

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Government Fund	3,621,486	3,450,581
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except transfer agent fees, the compensation of the independent Trustees, and certain other expenses such as taxes.

In addition, under the expense contract, the investment adviser pays all other expenses as necessary, except the compensation of the independent Trustees, and certain other expenses such as taxes, so that total expenses do not exceed .35% of average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Limited Term Government Fund	38	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $322.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.968338.112
ISG-SANN-0726

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2026